Cover Page	Aug. 28, 2026
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	Talawar Tx Inc.
Entity Central Index Key	0002140859
Entity Primary SIC Number	2836
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	41-5282723
Entity Address, Address Line One	303 Wyman St.
Entity Address, Address Line Two	PMB 17417506Suite 300
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	684-9780
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	303 Wyman St.
Entity Address, Address Line Two	PMB 17417506Suite 300
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	684-9780
Contact Personnel Name	Marc Schegerin